Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 9,932	£ 10,176
Right of use assets	740	830
Goodwill	10,552	10,597
Other intangible assets	30,079	29,824
Investments in associates and joint ventures	88	364
Other investments	2,126	3,060
Deferred tax assets	5,218	4,287
Derivative financial instruments	18	5
Other non-current assets	1,676	1,041
Total non-current assets	60,429	60,184
Current assets
Inventories	5,783	5,996
Current tax recoverable	486	671
Trade and other receivables	7,860	6,952
Derivative financial instruments	188	152
Liquid investments	61	78
Cash and cash equivalents	4,274	6,292
Assets held for sale	22	106
Total current assets	18,674	20,247
Total assets	79,103	80,431
Current liabilities
Short-term borrowings	(3,601)	(3,725)
Contingent consideration liabilities	(958)	(765)
Trade and other payables	(17,554)	(15,840)
Derivative financial instruments	(227)	(221)
Current tax payable	(489)	(545)
Short-term provisions	(841)	(1,052)
Total current liabilities	(23,670)	(22,148)
Non-current liabilities
Long-term borrowings	(20,572)	(23,425)
Corporation tax payable	(180)	(176)
Deferred tax liabilities	(3,556)	(3,600)
Pensions and other post-employment benefits	(3,113)	(3,650)
Other provisions	(630)	(707)
Derivative financial instruments	(1)	(10)
Contingent consideration liabilities	(5,118)	(5,104)
Other non-current liabilities	(921)	(803)
Total non-current liabilities	(34,091)	(37,475)
Total liabilities	(57,761)	(59,623)
Net assets	21,342	20,808
Equity
Share capital	1,347	1,346
Share premium account	3,301	3,281
Retained earnings	7,944	6,755
Other reserves	2,463	3,205
Shareholders' equity	15,055	14,587
Non-controlling interests	6,287	6,221
Total equity	£ 21,342	£ 20,808